UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04409

 NAME OF REGISTRANT:                     Eaton Vance Municipals Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Deidre E. Walsh, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


Eaton Vance Municipals Trust


ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Arizona Municipal Income Fund, a series of Eaton Vance Municipals
Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 7/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance Arizona Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance California Municipal Opportunities Fund, a series of Eaton Vance
Municipals Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 9/30
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance California Municipal Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Connecticut Municipal Income Fund, a series of Eaton Vance
Municipals Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 7/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance Connecticut Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Georgia Municipal Income Fund, a series of Eaton Vance Municipals
Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 8/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance Georgia Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Maryland Municipal Income Fund, a series of Eaton Vance Municipals
Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 8/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance Maryland Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Massachusetts Municipal Income Fund, a series of Eaton Vance
Municipals Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 9/30
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance Massachusetts Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Minnesota Municipal Income Fund, a series of Eaton Vance Municipals
Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 7/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance Minnesota Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Missouri Municipal Income Fund, a series of Eaton Vance Municipals
Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 8/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance Missouri Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Municipal Opportunities Fund, a series of Eaton Vance Municipals
Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 7/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance Municipal Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 NUVEEN QUALITY MUNICIPAL INCOME FUND                                                        Agenda Number:  935245541
--------------------------------------------------------------------------------------------------------------------------
        Security:  67066V101
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2020
          Ticker:  NAD
            ISIN:  US67066V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       John K. Nelson                                            Mgmt          For                            For
       Terence J. Toth                                           Mgmt          For                            For
       Robert L. Young                                           Mgmt          For                            For


ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance National Municipal Income Fund, a series of Eaton Vance Municipals
Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 9/30
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance National Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance New Jersey Municipal Income Fund, a series of Eaton Vance
Municipals Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 7/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance New Jersey Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance New York Municipal Income Fund, a series of Eaton Vance Municipals
Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 9/30
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance New York Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance North Carolina Municipal Income Fund, a series of Eaton Vance
Municipals Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 8/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance North Carolina Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Ohio Municipal Income Fund, a series of Eaton Vance Municipals
Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 9/30
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance Ohio Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Oregon Municipal Income Fund, a series of Eaton Vance Municipals
Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 8/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance Oregon Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Pennsylvania Municipal Income Fund, a series of Eaton Vance
Municipals Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 7/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance Pennsylvania Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance South Carolina Municipal Income Fund, a series of Eaton Vance
Municipals Trust
(Exact name of registrant as specified in charter)
Two International Place, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 8/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance South Carolina Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
COMPANY
Investment Company Act file number N/A
Eaton Vance Virginia Municipal Income Fund, a series of Eaton Vance Municipals
Trust
(Exact name of registrant as specified in charter)
Two International Place, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 8/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance Virginia Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Municipals Trust
By (Signature)       /s/ Eric A. Stein
Name                 Eric A. Stein
Title                President
Date                 08/27/2021